Consolidated Condensed Interim Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement Abstract
Revenue	$ 8,157,931	$ 12,803,038	$ 34,178,949	$ 24,391,602
Cost of Sales	6,802,965	10,578,331	28,803,838	19,491,028
Gross Profit	1,354,966	2,224,707	5,375,111	4,900,574
Sales, general and administrative costs
Salaries and administration	2,323,305	1,782,750	6,404,331	5,162,709
Depreciation	466,763	330,522	1,354,233	816,550
Product development costs	442,387	615,759	1,577,486	1,370,432
Office expense	457,684	318,508	1,178,011	539,610
Insurance	435,017	585,096	1,254,203	1,257,294
Professional fees	389,986	383,372	1,283,204	1,070,687
Sales and marketing	163,806	145,264	455,746	747,860
Share-based payments	259,188	500,933	1,377,885	3,177,449
Transportation costs	51,651	107,251	174,824	171,091
Travel, accommodation, meals and entertainment	143,663	204,104	414,598	521,181
Allowance / (recovery) for credit losses	121,097	235,032	314,110	209,995
Impairment of finance lease receivable	423,267	0	423,267	0
Total sales, general and administrative costs	5,677,814	5,208,591	16,211,898	15,044,858
Loss from operations before interest, accretion and foreign exchange	(4,322,848)	(2,983,884)	(10,836,787)	(10,144,284)
Interest and accretion	(342,590)	(465,188)	(886,576)	(1,112,485)
Other income	0	72,867	0	72,867
Foreign exchange (loss) / gain	23,718	0	12,144	(36)
Loss for the period	(4,641,720)	(3,376,205)	(11,711,219)	(11,183,938)
Other comprehensive income / (loss)
Cumulative translation reserve	30,711	52,372	45,429	(98,814)
Total comprehensive loss for the period	$ (4,611,009)	$ (3,323,833)	$ (11,665,790)	$ (11,282,752)
Loss per common share, basic	$ (0.19)	$ (0.14)	$ (0.47)	$ (0.48)
Loss per common share, diluted	$ (0.19)	$ (0.14)	$ (0.47)	$ (0.48)
Weighted average number of common shares outstanding, basic	24,962,086	23,401,591	24,937,992	23,234,740
Weighted average number of common shares outstanding, diluted	24,962,086	23,401,591	24,937,992	23,234,740